Schedule of Investments (unaudited) January 31, 2023	BlackRock Defensive Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 3.6%
Aristocrat Leisure Ltd.	6,367	$153,720
Aurizon Holdings Ltd.	13,438	35,124
Telstra Corp. Ltd.	52,821	152,662
Westpac Banking Corp.	762	12,821

		354,327

Austria — 2.0%
ANDRITZ AG	2,326	139,099
BAWAG Group AG(a)	738	45,715
Telekom Austria AG	1,738	11,682

		196,496

Belgium — 2.6%
Anheuser-Busch InBev SA	2,392	144,385
UCB SA	1,345	110,431

		254,816

China — 1.5%
BOC Hong Kong Holdings Ltd.	41,500	145,038

Denmark — 2.3%
Carlsberg A/S, Class B	739	104,910
Genmab A/S(b)	262	102,677
H Lundbeck A/S	4,316	16,037
Novo Nordisk A/S, Class B	65	8,995

		232,619

Finland — 0.7%
Sampo OYJ, A Shares	1,423	74,707

France — 5.8%
Air Liquide SA	628	99,994
Engie SA	3,609	51,247
Hermes International	23	43,045
Ipsen SA	51	5,357
La Francaise des Jeux SAEM(a)	15	642
L’Oreal SA	332	137,087
Orange SA	8,592	90,927
Sanofi	1,502	147,082
Teleperformance	11	3,058

		578,439

Germany — 6.2%
Deutsche Post AG, Registered Shares	3,402	146,479
Deutsche Telekom AG, Registered Shares	6,807	151,652
SAP SE	1,295	153,509
Siemens AG, Registered Shares	862	134,649
Talanx AG(b)	617	30,523

		616,812

Hong Kong — 8.2%
AIA Group Ltd.	800	9,046
ASMPT Ltd.	1,800	14,867
CK Infrastructure Holdings Ltd.	14,500	80,672
CLP Holdings Ltd.	15,500	115,164
Dah Sing Banking Group Ltd.	800	647
HK Electric Investments & HK Electric Investments Ltd., Class SS	26,500	18,318
HKT Trust & HKT Ltd., Class SS	48,000	62,888
Hong Kong & China Gas Co. Ltd.	13,950	14,006
Hongkong Land Holdings Ltd.	8,000	39,110
Hutchison Telecommunications Hong Kong Holdings Ltd.	26,000	4,509
Jardine Matheson Holdings Ltd.	2,400	127,573
Kerry Properties Ltd.	11,000	27,890

Security	Shares	Value

Hong Kong (continued)
Link REIT	7,900	$63,234
MTR Corp. Ltd.	24,000	128,436
NWS Holdings Ltd.	15,000	14,136
PCCW Ltd.	60,000	29,482
Power Assets Holdings Ltd.	9,500	53,753
Sino Land Co. Ltd.	2,000	2,599
Swire Properties Ltd.	5,200	14,615

		820,945

Ireland — 0.3%
Experian PLC	694	25,379

Israel — 2.4%
Bank Hapoalim BM	6,169	55,525
Bezeq The Israeli Telecommunication Corp. Ltd.	62,602	103,745
Elbit Systems Ltd.	36	6,044
First International Bank Of Israel Ltd.	1,763	71,214
Mizrahi Tefahot Bank Ltd.	235	7,762

		244,290

Italy — 2.9%
Mediobanca Banca di Credito Finanziario SpA	5,630	60,522
Recordati Industria Chimica e Farmaceutica SpA	177	7,754
Snam SpA	28,953	147,473
Terna - Rete Elettrica Nazionale	9,576	75,764

		291,513

Japan — 27.8%
Aeon Co. Ltd.	5,000	102,508
Alfresa Holdings Corp.	5,000	62,585
Astellas Pharma, Inc.	9,900	145,729
Benesse Holdings, Inc.	3,000	45,887
Central Japan Railway Co.	500	60,987
Fast Retailing Co. Ltd.	200	121,472
Fuji Media Holdings, Inc.	4,500	38,007
Japan Post Bank Co. Ltd.	16,500	146,600
Kamigumi Co. Ltd.	3,300	67,506
KDDI Corp.	4,800	149,969
Kinden Corp.	1,000	11,462
Lawson, Inc.	3,800	151,948
Lion Corp.	12,100	133,944
Mitsubishi Corp.	4,400	147,338
Mitsubishi Gas Chemical Co., Inc.	10,200	149,048
Mitsubishi UFJ Financial Group, Inc.	3,800	27,835
Nippon Telegraph & Telephone Corp.	1,200	35,983
Nippon Television Holdings, Inc.	4,500	36,381
Ono Pharmaceutical Co. Ltd.	1,000	21,699
Oracle Corp. Japan	1,500	102,760
Pola Orbis Holdings, Inc.	4,100	59,154
Santen Pharmaceutical Co. Ltd.	16,000	124,732
Seven Bank Ltd.	1,700	3,493
Skylark Holdings Co. Ltd.(b)	4,900	58,314
SoftBank Corp.	10,100	115,565
Sohgo Security Services Co. Ltd.	3,300	90,855
Taisho Pharmaceutical Holdings Co. Ltd.	1,600	67,305
Takeda Pharmaceutical Co. Ltd.	4,600	144,612
Tokio Marine Holdings, Inc.	400	8,378
Trend Micro, Inc.(b)	300	14,854
Tsuruha Holdings, Inc.	2,000	147,255
USS Co. Ltd.	1,200	19,738
Yamada Holdings Co. Ltd.	42,000	152,501

		2,766,404

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Defensive Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands — 3.0%
Heineken Holding NV	1,552	$128,142
Koninklijke Ahold Delhaize NV	775	23,132
Wolters Kluwer NV	1,315	143,365

		294,639

Norway — 0.5%
Telenor ASA	4,479	46,889

Singapore — 6.4%
ComfortDelGro Corp. Ltd.	4,400	4,031
DBS Group Holdings Ltd.	3,100	84,866
Jardine Cycle & Carriage Ltd.	3,800	84,244
Oversea-Chinese Banking Corp. Ltd.	7,800	77,067
Sembcorp Industries Ltd.	1,300	3,585
Singapore Airlines Ltd.	33,600	151,935
Singapore Telecommunications Ltd.	70,400	134,827
United Overseas Bank Ltd.	4,100	93,196

		633,751

Spain — 0.7%
Bankinter SA	9,312	67,186
Mapfre SA	1,668	3,355

		70,541

Switzerland — 12.6%
Chocoladefabriken Lindt & Spruengli AG	14	153,758
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	1	112,559
DKSH Holding AG	122	10,394
Nestle SA, Registered Shares	1,222	149,095
Novartis AG, Registered Shares	1,626	147,005
Roche Holding AG	862	290,370
Swatch Group AG	18	6,517
Swiss Re AG	1,467	153,611
UBS Group AG, Registered Shares	7,105	151,659
Zurich Insurance Group AG	167	82,586

		1,257,554

United Kingdom — 7.9%
AstraZeneca PLC	1,020	133,633

Security	Shares	Value

United Kingdom (continued)
British American Tobacco PLC	1,682	$64,476
Diageo PLC	122	5,335
GSK PLC	3,274	57,508
Haleon PLC(b)	678	2,717
Imperial Brands PLC	464	11,640
J Sainsbury PLC	38,551	125,024
Kingfisher PLC	15,809	54,540
National Grid PLC	9,752	123,976
RELX PLC	1,025	30,452
SSE PLC	316	6,745
Tesco PLC	401	1,219
Unilever PLC	2,811	143,077
United Utilities Group PLC	2,191	28,669

		789,011

Total Long-Term Investments — 97.4% (Cost: $9,149,136)		9,694,170

Short-Term Securities

Money Market Funds — 2.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.07%(c)(d)	244,487	244,487

Total Short-Term Securities — 2.4% (Cost: $244,487)		244,487

Total Investments — 99.8% (Cost: $9,393,623)		9,938,657

Other Assets Less Liabilities — 0.2%		17,000

Net Assets — 100.0%		$9,955,657

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security. (c) Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$237,353	$7,134	(a)	$—	$—	$—	$244,487	244,487	$3,594	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	2	03/17/23	$212	$12,895

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Defensive Advantage International Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$9,694,170	$—	$9,694,170
Short-Term Securities
Money Market Funds	244,487	—	—	244,487

	$244,487	$9,694,170	$—	$9,938,657

Derivative Financial Instruments(a)
Assets
Equity Contracts	$12,895	$—	$—	$12,895

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

3